CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

16.                               CONVERTIBLE REDEEMABLE PREFERRED SHARES

Series A, A-1 preferred shares

On August 19, 2004, the Group issued 2,867,754 shares of Series A convertible redeemable preferred shares (“Series A shares”) and 2,437,591 warrants which are exercisable into Series A or Series A-1 convertible redeemable preferred shares (“Series A-1 shares”) to a group of third party investors for cash proceeds of $8,000, at an issuance price of $2.79 per Series A share.  At the time of issuance, the Group first determined the fair value of warrants as they are financial liabilities and used the residual method to allocate the remaining proceeds to the Series A shares.  Accordingly, the warrants were recorded at $1,109, and the preferred shares were recorded at $6,891.

On October 18, 2004, the Group issued 1,075,408 shares of Series A shares and 286,775 warrants exercisable into Series A-1 shares to another third party investor for cash proceeds of $3,000, at an issuance price of $2.79 per Series A share.  At the time of issuance, the Group first determined the fair value of warrants as they are financial liabilities and used the residual method to allocate the remaining proceeds to the Series A shares.  Accordingly, the warrants were recorded at $111 and preferred shares were recorded at $2,889.

On August 2, 2007, 143,388 warrants were exercised, and the Group issued 143,388 shares of Series A shares, and received cash proceeds of $100.  On August 2 and August 17, 2007 2,580,978 warrants were exercised, and the Group issued 2,580,978 Series A-1 preferred shares and received cash proceeds of $9,000.

The holders of preferred shares may redeem up to all of their shares at any time commencing after December 31, 2010 at a redemption price equal to 110% of the applicable original issuance price per share plus all declared but unpaid dividends.  Deemed dividend of $385 was recorded for the additional Series A-1 preferred shares issued in connection with the warrants exercised in 2007.

In June 2010, all series A, A-1 shares were automatically converted into 7,247,602 common shares upon the IPO of the Company.

Series B preferred shares

On June 30, 2006, the Group issued 3,211,884 shares of Series B convertible redeemable preferred shares (“Series B shares”) to a group of third party investors for cash proceeds of $11,200, at an issuance price of $3.49 per Series B share.  The same group of investors also committed to subscribe 4,817,826 shares of series B shares on December 30, 2006, of which the capital related cash proceeds were received and shares issued in April 2007.

The holders of preferred shares may redeem up to all of their shares at any time commencing after December 31, 2010 at a redemption price equal to 110% of the applicable original issuance price per share plus all declared but unpaid dividends.  Deemed dividend of $1,865 was recorded for 4,817,826 shares of Series B preferred shares issued in 2007 in connection with the redemption premium of the preferred shares.

In June 2010, all series B shares were automatically converted into 8,029,710 common shares upon the IPO of the Company.

Series C preferred shares

On August 17, 2007, the Group issued 4,236,454 shares of Series C convertible redeemable preferred shares (“Series C preferred shares”) to a group of third party investors for net cash proceeds of $32,500, at an issuance price of $7.67 per Series C preferred share.

The holders of preferred shares may redeem up to all of their shares at any time commencing after December 31, 2010 at a redemption price equal to 110% of the applicable original issuance price per share plus all declared but unpaid dividends.  Deemed dividend of $3,512 was recorded for the 4,236,454 shares of Series C preferred shares issued in 2007 in connection with the redemption premium of the preferred shares.

In June 2010, all Series C shares were automatically converted into 6,853,087 common shares upon the IPO of the Company.